SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)						1 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Feb. 02, 2011 After stock split	Oct. 28, 2012 Common stock	Oct. 30, 2011 Common stock	Nov. 22, 2010 Common stock Numerator	Nov. 22, 2010 Common stock Denominator	Feb. 02, 2011 Common stock Before stock split	Feb. 02, 2011 Common stock After stock split	Oct. 28, 2012 Common stock, nonvoting	Oct. 30, 2011 Common stock, nonvoting	Feb. 02, 2011 Common stock, nonvoting After stock split
Authorized stock split ratio						2	1
Common stock, par value (in dollars per share)				$ 0.0293	$ 0.0293			$ 0.0586	$ 0.0293	$ 0.01	$ 0.01
Common stock, number of shares authorized				800,000,000	800,000,000			400,000,000	800,000,000	400,000,000	400,000,000	400,000,000
Preferred stock, number of shares authorized, after stock split	160,000,000	160,000,000	160,000,000